6. FIXED ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net	$ 119,774		$ 130,472	$ 169,333
Property and equipment, accumulated depreciation	221,490		379,259	532,966
Depreciation expense	$ 34,079	$ 18,491	$ 86,016	$ 60,393